Shareholder Fees	Jul. 25, 2025 USD ($)
T. Rowe Price Retirement 2005 Fund-Investor Class
Prospectus [Line Items]
Maximum Account Fee	$ 20	[1]
T. Rowe Price Retirement 2005 Fund-I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2005 Fund-Advisor Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2005 Fund-R Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2010 Fund-Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[2]
T. Rowe Price Retirement 2010 Fund-I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2010 Fund-Advisor Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2010 Fund-R Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2015 Fund-Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[3]
T. Rowe Price Retirement 2015 Fund-I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2015 Fund-Advisor Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2015 Fund-R Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2020 Fund-Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[4]
T. Rowe Price Retirement 2020 Fund-I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2020 Fund-Advisor Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2020 Fund-R Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2025 Fund-Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[5]
T. Rowe Price Retirement 2025 Fund-I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2025 Fund-Advisor Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2025 Fund-R Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2030 Fund-Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[6]
T. Rowe Price Retirement 2030 Fund-I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2030 Fund-Advisor Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2030 Fund- R Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2035 Fund-Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[7]
T. Rowe Price Retirement 2035 Fund-I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2035 Fund-Advisor Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2035 Fund-R Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2040 Fund-Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[8]
T. Rowe Price Retirement 2040 Fund-I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2040 Fund-Advisor Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2040 Fund-R Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2045 Fund-Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[9]
T. Rowe Price Retirement 2045 Fund-I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2045 Fund-Advisor Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2045 Fund-R Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2050 Fund-Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[10]
T. Rowe Price Retirement 2050 Fund-I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2050 Fund-Advisor Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2050 Fund-R Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2055 Fund-Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[11]
T. Rowe Price Retirement 2055 Fund-I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2055 Fund-Advisor Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2055 Fund-R Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2060 Fund-Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[12]
T. Rowe Price Retirement 2060 Fund-I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2060 Fund-Advisor Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2060 Fund-R Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2065 Fund-Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[13]
T. Rowe Price Retirement 2065 Fund-I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2065 Fund-Advisor Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2065 Fund-R Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2070 Fund-Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[14]
T. Rowe Price Retirement 2070 Fund-I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2070 Fund-Advisor Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement 2070 Fund-R Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement Balanced Fund-Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[15]
T. Rowe Price Retirement Balanced Fund-I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement Balanced Fund-Advisor Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Retirement Balanced Fund-R Class
Prospectus [Line Items]
Maximum Account Fee	$ 0

[1]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[2]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[3]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[4]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[5]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[6]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[7]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[8]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[9]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[10]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[11]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[12]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[13]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[14]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[15]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.